Analysis of Net Debt - Component of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents (note 23)	$ 5,936	$ 5,783	[1]	$ 7,721	[1]	$ 4,218	[1]
Interest-bearing loans and borrowings (note 24)	(9,636)	(10,487)
Lease liabilities (note 20)	(1,319)	(1,671)		(1,635)
Derivative financial instruments (net) (note 25)	(86)	122
Group net debt	(5,105)	(6,253)		$ (5,941)		$ (7,532)
Book value
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents (note 23)	5,936	5,783
Interest-bearing loans and borrowings (note 24)	(9,636)	(10,487)
Lease liabilities (note 20)	(1,319)	(1,671)
Derivative financial instruments (net) (note 25)	(86)	122
Group net debt	(5,105)	(6,253)
Fair value
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents (note 23)	5,936	5,783
Interest-bearing loans and borrowings (note 24)	(9,001)	(11,340)
Lease liabilities (note 20)	(1,319)	(1,671)
Derivative financial instruments (net) (note 25)	(86)	122
Group net debt	$ (4,470)	$ (7,106)

[1]	See the Accounting Policies on page 181 for further details.